Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Statutory Surplus Reserve	Shareholders’ equity to Huadi International Group Co., Ltd.	Non- controlling interests	Total
Balance at Sep. 30, 2022	$ 2,648	$ 44,211,313	$ 3,802,265	$ 873,059	$ 494,223	$ 49,383,508	$ 250,433	$ 49,633,941
Balance (in Shares) at Sep. 30, 2022	13,239,182
Share issuance	$ 200	23,009,800				23,010,000		23,010,000
Share issuance (in Shares)	1,000,000
Appropriation for statutory reserve			(143,659)		143,659
Foreign currency translation gain				2,207,456		2,207,456	22,298	2,229,754
Net income			1,436,585			1,436,585	17,502	1,454,087
Balance at Mar. 31, 2023	$ 2,848	67,221,113	5,095,191	3,080,515	637,882	76,037,549	290,233	76,327,782
Balance (in Shares) at Mar. 31, 2023	14,239,182
Balance at Sep. 30, 2023	$ 2,852	67,280,709	6,679,692	(428,779)	874,518	74,408,992	274,818	$ 74,683,810
Balance (in Shares) at Sep. 30, 2023	14,259,182							14,259,182
Appropriation for statutory reserve			(106,739)		106,739
Foreign currency translation gain				443,128		443,128	4,476	447,604
Net income			804,512			804,512	11,210	815,722
Balance at Mar. 31, 2024	$ 2,852	$ 67,280,709	$ 7,377,465	$ 14,349	$ 981,257	$ 75,656,632	$ 290,504	$ 75,947,136
Balance (in Shares) at Mar. 31, 2024	14,259,182							14,259,182